Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)
Disclosure of interest rate risk [line items]
Percentage of increase in foreign currency exchange rate	25.00%	25.00%
Increase (decrease) in working capital	$ 5,128,302
Financial loans at amortized cost	23,507,954		$ 19,483,211
Level 1 of fair value hierarchy [member]
Disclosure of interest rate risk [line items]
Financial loans at amortized cost	$ 12,335,000
BADLAR Plus 1 [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 545
LIBOR [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense		$ 667
Average interest rate [member]
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 1,742